Earnings Per Common Share - Summary of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 424,880	$ 83,591	$ 341,303
Weighted average number of common shares used to compute basic earnings per common share (in shares)	217,219	222,619	228,146
Dilutive effect of outstanding stock options and restricted stock units (in shares)	1,661	2,098	2,473
Weighted average number of common shares used to compute diluted earnings per common share (in shares)	218,880	224,717	230,619
Basic earnings per common share (in USD per share)	$ 1.96	$ 0.38	$ 1.50
Diluted earnings per common share (in USD per share)	$ 1.94	$ 0.37	$ 1.48
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	50	26	1
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	0	9,531	17,562